Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	$ 82,317	$ 83,671
Tier 1 Capital	92,752	94,445
Total Capital	103,648	107,175
Risk-weighted assets used in the calculation of capital ratios	$ 571,161	$ 517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.40%	16.20%
Tier 1 Capital ratio	16.20%	18.30%
Total Capital ratio	18.10%	20.70%
Leverage ratio	4.40%	4.90%
TLAC Ratio	32.70%	35.20%
TLAC Leverage Ratio	8.90%	9.40%